Shareholder Report, Holdings (Details) - GammaRoad Market Navigation ETF	Feb. 28, 2026
SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.00%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%